Portfolio of Investments
Variable Portfolio – Managed Volatility Growth Fund, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 60.8%
	Shares	Value ($)
International 16.7%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	34,162,006	419,851,055
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(a)	33,469,840	335,367,796
Variable Portfolio - Partners International Core Equity Fund, Class 1 Shares(a)	62,413,512	655,341,878
Variable Portfolio - Partners International Growth Fund, Class 1 Shares(a)	20,599,589	253,374,943
Variable Portfolio - Partners International Value Fund, Class 1 Shares(a)	30,307,324	235,790,980
Total		1,899,726,652
U.S. Large Cap 36.1%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	12,812,456	367,461,225
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	17,848,459	1,071,264,517
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(a),(b)	9,161,211	242,405,652
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	12,933,392	341,829,545
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	14,002,997	178,958,301
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	7,634,754	191,174,234
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	6,966,104	317,654,363
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	7,497,381	322,837,248
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	7,164,617	192,226,679
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	5,678,004	305,363,042
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	7,801,685	173,899,553
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares(a),(b)	17,303,563	420,303,547
Total		4,125,377,906
Equity Funds (continued)
	Shares	Value ($)
U.S. Mid Cap 4.0%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares(a),(b)	2,517,559	97,530,244
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(a),(b)	3,916,306	89,056,782
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	4,768,678	129,708,046
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	4,000,298	137,210,228
Total		453,505,300
U.S. Small Cap 4.0%
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares(a)	5,435,153	65,711,003
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares(a),(b)	3,286,051	76,762,151
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	6,460,251	176,235,659
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	6,254,663	142,856,496
Total		461,565,309
Total Equity Funds (Cost $4,847,787,778)		6,940,175,167

Exchange-Traded Equity Funds 1.2%

U.S. Large Cap 1.2%
SPDR S&P 500 ETF Trust	413,300	138,410,037
Total Exchange-Traded Equity Funds (Cost $72,399,093)		138,410,037

Exchange-Traded Fixed Income Funds 8.2%

Investment Grade 8.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF	3,676,000	495,193,960
Vanguard Intermediate-Term Corporate Bond ETF	4,635,000	444,033,000
Total		939,226,960
Total Exchange-Traded Fixed Income Funds (Cost $892,500,380)		939,226,960

Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Growth Fund, September 30, 2020 (Unaudited)
Fixed Income Funds 11.3%
	Shares	Value ($)
Investment Grade 11.3%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	20,187,707	225,496,690
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	6,644,229	65,777,870
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	10,245,902	124,590,170
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	6,117,242	65,638,010
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	13,757,122	157,243,897
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	21,145,865	240,217,019
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	2,261,546	23,271,309
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	33,552,423	389,208,103
Total		1,291,443,068
Total Fixed Income Funds (Cost $1,193,950,891)		1,291,443,068

Residential Mortgage-Backed Securities - Agency 12.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/19/2035	2.500%	328,200,000	342,712,594
10/19/2035- 10/14/2050	3.000%	640,721,000	671,751,495
10/14/2050	3.500%	337,000,000	355,311,208
Total Residential Mortgage-Backed Securities - Agency (Cost $1,372,076,707)			1,369,775,297
Options Purchased Puts 1.6%
Value ($)
(Cost $213,448,938)	185,255,700

Money Market Funds 15.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(a),(d)	1,774,077,095	1,773,899,688
Total Money Market Funds (Cost $1,773,787,259)		1,773,899,688
Total Investments in Securities (Cost: $10,365,951,046)		12,638,185,917
Other Assets & Liabilities, Net		(1,224,577,580)
Net Assets		11,413,608,337

At September 30, 2020, securities and/or cash totaling $151,967,737 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian Dollar	368	12/2020	USD	26,359,840	—	(254,178)
British Pound	238	12/2020	USD	19,194,700	—	(586,584)
DAX Index	35	12/2020	EUR	11,181,625	—	(446,121)
Euro FX	222	12/2020	USD	32,566,013	—	(394,039)
EURO STOXX 50 Index	1,379	12/2020	EUR	44,045,260	—	(1,792,163)
FTSE/MIB Index	88	12/2020	EUR	8,344,600	—	(395,435)
Japanese Yen	609	12/2020	USD	72,223,594	265,905	—
New Zealand Dollar	100	12/2020	USD	6,613,000	—	(23,880)
S&P 500 Index E-mini	5,302	12/2020	USD	888,615,200	5,752,776	—
SPI 200 Index	393	12/2020	AUD	57,004,650	—	(301,155)
2	Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Growth Fund, September 30, 2020 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
TOPIX Index	529	12/2020	JPY	8,598,895,000	1,656,109	—
U.S. Long Bond	1,948	12/2020	USD	343,395,875	—	(2,526,688)
U.S. Treasury 10-Year Note	2,989	12/2020	USD	417,058,906	230,620	—
U.S. Treasury 10-Year Note	460	12/2020	USD	64,184,375	—	(18,722)
U.S. Treasury 2-Year Note	1,335	12/2020	USD	294,982,852	60,073	—
U.S. Treasury 5-Year Note	2,604	12/2020	USD	328,185,375	135,545	—
U.S. Ultra Treasury Bond	523	12/2020	USD	116,007,938	—	(1,408,253)
Total					8,101,028	(8,147,218)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Dollar	(160)	12/2020	USD	(12,020,800)	102,512	—
FTSE 100 Index	(512)	12/2020	GBP	(29,908,480)	1,046,158	—
Hang Seng Index	(451)	10/2020	HKD	(528,346,500)	61,974	—
MSCI Singapore Index	(295)	10/2020	SGD	(8,339,650)	—	(20,440)
OMXS30 Index	(1,503)	10/2020	SEK	(275,236,875)	—	(610,535)
Russell 2000 Index E-mini	(2,105)	12/2020	USD	(158,338,100)	—	(1,021,099)
S&P 500 Index E-mini	(174)	12/2020	USD	(29,162,400)	—	(1,110,045)
S&P/TSX 60 Index	(615)	12/2020	CAD	(118,264,500)	52,671	—
Swiss Franc	(150)	12/2020	USD	(20,394,375)	199,380	—
Total					1,462,695	(2,762,119)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	1,600,788,000	4,760	2,600.00	12/17/2021	79,561,797	66,616,200
S&P 500 Index	JPMorgan	USD	1,210,680,000	3,600	2,800.00	12/17/2021	60,509,116	66,222,000
S&P 500 Index	JPMorgan	USD	1,462,905,000	4,350	2,500.00	12/17/2021	73,378,025	52,417,500
Total							213,448,938	185,255,700

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 35	Morgan Stanley	12/20/2025	1.000	Quarterly	0.593	USD	150,000,000	(158,792)	—	—	—	(158,792)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Growth Fund, September 30, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	1,764,411,758	3,072,346,333	(3,062,979,689)	121,286	1,773,899,688	—	(38,917)	8,989,931	1,774,077,095
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	390,186,423	—	(28,113,603)	5,388,405	367,461,225	—	19,897,707	—	12,812,456
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	1,132,525,668	176,045	(56,320,755)	(5,116,441)	1,071,264,517	—	32,103,445	—	17,848,459
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	267,859,700	2,681,099	(28,258)	(28,106,889)	242,405,652	—	10,891	—	9,161,211
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	225,401,811	9,061,702	(18,548,582)	9,581,759	225,496,690	2,572,983	1,056,653	6,360,552	20,187,707
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	362,858,624	—	(47,494,832)	26,465,753	341,829,545	—	39,353,035	—	12,933,392
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	66,178,417	1,839,871	(3,356,182)	1,115,764	65,777,870	—	(182,903)	1,758,447	6,644,229
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	129,570,915	5,203,049	(20,699,079)	10,515,285	124,590,170	1,861,749	3,320,486	3,324,709	10,245,902
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares
	99,645,919	—	(10,742,945)	8,627,270	97,530,244	—	6,177,276	—	2,517,559
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	—	406,149,272	—	13,701,783	419,851,055	4,985,084	—	3,157,705	34,162,006
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	188,877,177	—	(18,823,838)	8,904,962	178,958,301	—	3,965,690	—	14,002,997
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	233,488,450	1,167,128	(17,903,157)	(25,578,187)	191,174,234	—	5,328,385	—	7,634,754
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	97,278,851	3,123,300	(233,085)	(11,112,284)	89,056,782	—	27,480	—	3,916,306
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares
	57,290,453	22,373,462	—	(13,952,912)	65,711,003	2,129,816	—	309,241	5,435,153
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares
	56,471,831	2,423,970	—	17,866,350	76,762,151	1,250,255	—	—	3,286,051
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	14,054,428	—	(8,928,153)	(5,126,275)	—	—	761,962	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	66,225,640	2,024,381	(3,259,373)	647,362	65,638,010	233,579	89,375	1,696,710	6,117,242
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	159,176,943	3,155,117	(10,793,245)	5,705,082	157,243,897	—	246,465	3,065,191	13,757,122
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	707,034,872	20,393,382	(355,126,845)	(36,933,613)	335,367,796	—	(42,371,846)	1,057,280	33,469,840
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	328,750,610	—	(35,509,768)	24,413,521	317,654,363	—	37,432,619	—	6,966,104
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	332,019,486	—	(47,606,128)	38,423,890	322,837,248	—	29,385,900	—	7,497,381
4	Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Growth Fund, September 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – MFS® Value Fund, Class 1 Shares
	204,945,854	3,168,222	(32,277)	(15,855,120)	192,226,679	—	744	—	7,164,617
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	317,566,138	249,671	(71,727,742)	59,274,975	305,363,042	—	81,442,095	—	5,678,004
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	194,870,820	7,063,359	—	(28,034,626)	173,899,553	—	—	—	7,801,685
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	243,997,330	9,554,825	(19,736,679)	6,401,543	240,217,019	3,913,184	1,568,326	5,533,487	21,145,865
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	140,769,178	3,472,461	(892,587)	(13,641,006)	129,708,046	—	75,150	—	4,768,678
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	22,538,267	939,440	(230,043)	23,645	23,271,309	73,040	3,515	670,069	2,261,546
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	152,211,685	64,074	(14,493,370)	(572,161)	137,210,228	—	9,441,388	—	4,000,298
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	393,856,381	11,653,407	(30,658,583)	14,356,898	389,208,103	3,479,178	1,595,056	7,960,477	33,552,423
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares
	439,791,573	245,729	(18,923,687)	(810,068)	420,303,547	—	8,398,856	—	17,303,563
Variable Portfolio - Partners International Core Equity Fund, Class 1 Shares
	716,487,338	20,308,354	(62,575,239)	(18,878,575)	655,341,878	2,006,307	(13,111,305)	1,396,561	62,413,512
Variable Portfolio - Partners International Growth Fund, Class 1 Shares
	272,553,406	6,546,842	(46,663,443)	20,938,138	253,374,943	2,542,333	(3,874,718)	565,700	20,599,589
Variable Portfolio - Partners International Value Fund, Class 1 Shares
	258,520,062	26,049,332	—	(48,778,414)	235,790,980	—	—	1,545,439	30,307,324
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	145,554,659	14,330,801	—	16,350,199	176,235,659	—	—	—	6,460,251
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	134,402,018	35,412,330	—	(26,957,852)	142,856,496	—	—	—	6,254,663
Total	10,317,372,685			9,369,447	10,005,517,923	25,047,508	222,102,810	47,391,499

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2020.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Growth Fund, September 30, 2020 (Unaudited)
Currency Legend  (continued)
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2020